SHORT-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2021
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.           SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of	As of
	February 29,	February 28,
	2020	2021

Held-to-maturity investments (1)	$345,457	$1,927,862
Variable-rate financial instruments (2)	—	457,723
Available-for-sale securities (3)	—	308,970

	$345,457	$2,694,555

(1)	The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.
(2)	The Group purchased several investment products indexed to certain stock, stock market or foreign exchange with maturities less than one year. The Group accounted for them at fair value and recognized a loss of $450 resulting from changes in fair value for the year ended February 28, 2021.
(3)	The short-term available-for-sale securities include wealth management products issued by commercial banks and other financial institutions with variable rates where principal is unsecured but no restriction on withdrawal. The Group accounted for them at fair value and recognized a fair value decrease of $1,032 through other comprehensive income / (loss) for the year ended February 28, 2021.